Deferred Revenue (Details Textual) (CAD) In Thousands, unless otherwise specified			15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010 Deferred Bonus [Member]	Sep. 30, 2012 Deferred Bonus [Member]
Deferred Revenue	4,917	6,111		7,000
Deferred Revenue Recognization Period			7 years